Subsequent Events (Details) - USD ($)		1 Months Ended		12 Months Ended
	Jan. 05, 2023	Mar. 17, 2023	Jan. 20, 2023	Dec. 31, 2022	Dec. 31, 2021	Aug. 16, 2022
Subsequent Events (Details) [Line Items]
Aggregate issue price					$ 3,843,000
Weighted average price rate				97.00%
Commitment shares, description				In connection with the execution of the Common Stock Purchase Agreement, the Company issued CFPI 250,000 shares as consideration for its irrevocable commitment to purchase the shares upon the terms and subject to the satisfaction of the conditions set forth in the Common Stock Purchase Agreement.
Cash payments				$ 250,000
Expenses				$ 75,000
Class A Common Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued (in Shares)				673,416
Shares of common stock (in Shares)						25,000,000
Shares sold (in Shares)				11,300,000
Aggregate proceeds				$ 113,000,000
Subsequent Event [Member]
Subsequent Events (Details) [Line Items]
Restructuring plan profitability percentage	40.00%
Shares sold (in Shares)		8,800,000
Aggregate proceeds		$ 24,900,000
Subsequent Event [Member] | Minimum [Member]
Subsequent Events (Details) [Line Items]
Charges in connection with the restructuring plan	$ 4,500,000
Cash expenditures	2,000,000
Subsequent Event [Member] | Maximum [Member]
Subsequent Events (Details) [Line Items]
Charges in connection with the restructuring plan	5,500,000
Cash expenditures	$ 3,000,000
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Aggregate of shares (in Shares)			835,011
Par value per share (in Dollars per share)			$ 0.0001
Aggregate issue price			$ 25,000,000
Shares issued (in Shares)			3,334
Subsequent Event [Member] | Series A Preferred Stock [Member]
Subsequent Events (Details) [Line Items]
Shares issued for value			$ 100,000